Concentration of Credit Risk (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Cash and cash equivalents exceeding insured limits	$ 1,129,171	$ 85,596